SHORT-TERM INVESTMENTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 15, 2019 USD ($)
Short-term investment , net | ¥	¥ 0		¥ 69,618
Impairment of short-term investment	¥ 67,169	$ 10,294
Cornerstone Management, Inc
Short-term investment , net | $				$ 10,000
Interest rate on investments				8.00%